Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000002943
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class AAA
C000002942
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class C
C000034307
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class I
C000002940
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Asset Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	50,000		55,980	68,200	65,213	85,749	101,527	130,675	107,010	135,143	168,955	199,165
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	10,000		11,637	14,904	14,382	18,015	19,802	23,921	22,277	25,893	29,774	34,216
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	10,000		11,637	14,904	14,382	18,015	19,802	23,921	22,277	25,893	29,774	34,216
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	50,000		58,185	74,518	71,909	90,074	99,009	119,603	111,386	129,464	148,868	171,082
Dow Jones Industrial Average (DJIA)
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,637	$ 14,904	$ 14,382	$ 18,015	$ 19,802	$ 23,921	$ 22,277	$ 25,893	$ 29,774	$ 34,216